BNY Mellon US Large Cap Core Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9%
Communication Services — 10.2%
Alphabet, Inc., Cl. A	490,834	174,800,712
Alphabet, Inc., Cl. C	427,307	152,399,042
AppLovin Corp., Cl. A(a)	21,299	8,432,274
AST SpaceMobile, Inc.(a),(b)	20,791	1,226,253
AT&T, Inc.	586,265	13,630,661
Charter Communications, Inc., Cl. A(a),(b)	6,027	873,794
Comcast Corp., Cl. A	300,830	7,207,887
EchoStar Corp., Cl. A(a)	10,450	878,741
Electronic Arts, Inc.	19,313	4,053,026
Fox Corp., Cl. A	17,560	1,022,519
Fox Corp., Cl. B	11,485	596,531
Live Nation Entertainment, Inc.(a),(b)	13,844	2,410,656
Meta Platforms, Inc., Cl. A	184,401	102,657,881
Netflix, Inc.(a)	356,119	25,537,293
Omnicom Group, Inc.	24,616	1,937,279
Reddit, Inc., Cl. A(a)	10,772	1,515,297
ROBLOX Corp., Cl. A(a)	52,215	1,858,854
Spotify Technology SA(a)	13,241	6,619,706
Take-Two Interactive Software, Inc.(a)	14,788	3,592,301
The Walt Disney Company	149,825	14,411,667
TKO Group Holdings, Inc.	5,850	1,063,588
T-Mobile US, Inc.	39,898	6,890,784
Verizon Communications, Inc.	357,674	16,742,720
Warner Bros Discovery, Inc.(a)	193,861	5,098,544
Warner Music Group Corp., Cl. A	10,998	285,508
		555,743,518
Consumer Discretionary — 9.6%
Airbnb, Inc., Cl. A(a)	34,703	5,258,198
Amazon.com, Inc.(a)	809,419	219,822,012
Amer Sports, Inc.(a)	13,753	488,369
AutoZone, Inc.(a)	1,377	4,153,376
Booking Holdings, Inc.	65,833	12,699,186
Carnival Corp. Ltd.	94,095	2,616,782
Carvana Co.(a)	57,185	3,566,057
Chipotle Mexican Grill, Inc.(a)	106,026	3,946,288
Coupang, Inc.(a)	93,911	1,535,445
D.R. Horton, Inc.	21,923	3,136,304
Darden Restaurants, Inc.	9,933	2,022,160
Deckers Outdoor Corp.(a)	12,537	1,214,585
DoorDash, Inc., Cl. A(a)	29,973	5,879,504
DraftKings, Inc., Cl. A(a)	36,132	848,379
eBay, Inc.	38,192	4,354,270
Expedia Group, Inc.	10,131	2,986,011
Flutter Entertainment PLC(a)	11,037	1,153,035
Ford Motor Co.	329,231	4,833,111
Garmin Ltd.	12,750	3,745,695
General Motors Co.	76,997	6,841,953
Genuine Parts Co.	11,722	1,457,865

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Consumer Discretionary — 9.6% (continued)
Hilton Worldwide Holdings, Inc.	18,855	6,042,839
Las Vegas Sands Corp.	28,043	1,371,022
Lennar Corp., Cl. A	16,333	1,345,022
Lennar Corp., Cl. B(b)	876	70,693
Lowe’s Companies, Inc.	47,685	9,909,420
Lululemon Athletica, Inc.(a)	8,486	1,008,731
Marriott International, Inc., Cl. A	19,512	7,274,659
McDonald’s Corp.	60,211	16,295,505
MercadoLibre, Inc.(a)	4,003	7,517,434
NIKE, Inc., Cl. B	100,295	4,183,304
NVR, Inc.(a)	229	1,407,674
O’Reilly Automotive, Inc.(a)	70,931	6,337,685
PulteGroup, Inc.	15,706	1,986,338
Ralph Lauren Corp.	2,943	1,119,341
Rivian Automotive, Inc., Cl. A(a),(b)	68,441	1,041,672
Ross Stores, Inc.	26,597	6,677,709
Royal Caribbean Cruises Ltd.	21,370	6,802,071
Starbucks Corp.	94,469	9,942,862
Tapestry, Inc.	16,976	2,586,633
Tesla, Inc.(a)	282,117	87,797,632
The Home Depot, Inc.	83,748	27,800,986
The TJX Companies, Inc.	93,994	14,789,016
Tractor Supply Co.	41,123	1,265,355
Ulta Beauty, Inc.(a)	3,873	1,986,191
Viking Holdings Ltd.(a)	10,233	1,067,813
Williams-Sonoma, Inc.	10,092	2,307,637
Yum! Brands, Inc.	23,356	3,580,008
		526,073,837
Consumer Staples — 4.5%
Altria Group, Inc.	141,256	9,652,022
Archer-Daniels-Midland Co.	39,686	3,145,909
Bunge Global SA	10,430	1,107,979
Casey’s General Stores, Inc.	2,984	2,599,064
Church & Dwight Co., Inc.	20,864	2,061,572
Colgate-Palmolive Co.	67,116	6,127,691
Constellation Brands, Inc., Cl. A	12,995	1,692,339
Costco Wholesale Corp.	37,516	35,711,105
Dollar General Corp.	17,885	2,272,289
Dollar Tree, Inc.(a)	15,541	1,976,971
General Mills, Inc.	43,158	1,542,899
Kenvue, Inc.	162,606	3,128,539
Keurig Dr. Pepper, Inc.	107,082	3,332,392
Kimberly-Clark Corp.	28,580	3,124,080
McCormick & Co., Inc.	19,961	1,016,015
Mondelez International, Inc., Cl. A	109,763	6,839,333
Monster Beverage Corp.(a)	59,336	5,718,804
PepsiCo, Inc.	114,997	16,048,981
Philip Morris International, Inc.	131,407	25,075,084
Sysco Corp.	41,245	3,515,724
Target Corp.	37,292	5,388,321
The Coca-Cola Company	327,550	28,690,104

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Consumer Staples — 4.5% (continued)
The Estee Lauder Companies, Inc., Cl. A	21,337	1,790,174
The Hershey Company	11,921	2,086,771
The Kraft Heinz Company	74,697	1,930,917
The Kroger Company	48,952	2,826,488
The Procter & Gamble Company	196,579	28,403,700
Tyson Foods, Inc., Cl. A	23,784	1,378,521
Walmart, Inc.	365,618	40,656,722
		248,840,510
Energy — 3.5%
Baker Hughes Co.	83,198	5,032,647
Cheniere Energy, Inc.	17,837	4,701,298
Chevron Corp.	158,418	31,181,415
ConocoPhillips	102,364	12,332,815
Devon Energy Corp.	93,649	4,226,379
Diamondback Energy, Inc.	15,353	3,115,891
EOG Resources, Inc.	44,907	6,677,222
EQT Corp.	53,725	2,863,005
Expand Energy Corp.	17,291	1,625,873
ExxonMobil Holdings Corp.	351,218	54,593,326
Halliburton Co.	71,120	2,293,620
Kinder Morgan, Inc.	162,321	5,223,490
Marathon Petroleum Corp.	24,770	7,838,962
Occidental Petroleum Corp.	65,289	3,726,043
ONEOK, Inc.	53,635	4,870,594
Phillips 66	34,118	7,222,098
SLB Ltd.	126,947	6,295,302
Targa Resources Corp.	18,049	4,879,908
TechnipFMC PLC	32,163	2,304,801
Texas Pacific Land Corp.	4,926	1,983,109
The Williams Companies, Inc.	103,031	7,370,838
Valero Energy Corp.	25,319	7,922,315
Venture Global, Inc., Cl. A	45,067	602,996
		188,883,947
Financials — 12.2%
Affirm Holdings, Inc.(a)	20,788	1,486,550
Aflac, Inc.	38,613	4,922,385
American Express Co.	45,672	15,357,210
American International Group, Inc.	45,227	3,553,938
Ameriprise Financial, Inc.	7,846	4,282,661
Aon PLC, Cl. A	16,451	5,931,408
Apollo Global Management, Inc.	36,631	4,600,487
Arch Capital Group Ltd.(a)	28,656	2,880,788
Ares Management Corp., Cl. A(b)	17,902	2,293,067
Arthur J. Gallagher & Co.	21,734	5,420,894
Bank of America Corp.	524,724	32,506,652
Berkshire Hathaway, Inc., Cl. B(a)	117,266	59,986,250
BlackRock, Inc.	13,026	14,203,420
Blackstone, Inc.	62,691	8,008,775
Block, Inc.(a)	45,181	3,670,504
Brown & Brown, Inc.	22,886	1,611,174
Capital One Financial Corp.	52,468	10,966,337

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Financials — 12.2% (continued)
Cboe Global Markets, Inc.	8,752	2,715,133
Chubb Ltd.	30,470	10,685,220
Cincinnati Financial Corp.	13,220	2,348,930
Citigroup, Inc.	147,369	19,519,024
Citizens Financial Group, Inc.	37,118	2,659,505
CME Group, Inc.	30,160	8,076,546
Coinbase Global, Inc., Cl. A(a),(b)	18,082	2,644,673
Corpay, Inc.(a)	5,392	2,060,337
Everest Group Ltd.	3,377	1,263,505
Fidelity National Information Services, Inc.	43,179	1,933,124
Fifth Third Bancorp	73,803	4,169,869
First Citizens BancShares, Inc., Cl. A	749	1,637,801
Fiserv, Inc.(a)	43,227	2,331,664
Global Payments, Inc.(b)	18,363	1,543,961
Huntington Bancshares, Inc.	164,259	2,798,973
Interactive Brokers Group, Inc., Cl. A	35,918	3,160,425
Intercontinental Exchange, Inc.	47,521	7,246,002
JPMorgan Chase & Co.	226,965	79,844,017
KeyCorp	74,276	1,677,895
KKR & Co., Inc.	58,591	5,942,885
Loews Corp.	14,593	1,692,934
LPL Financial Holdings, Inc.	6,544	2,314,613
M&T Bank Corp.	12,354	3,042,667
Markel Group, Inc.(a)	1,094	2,059,280
Marsh & McLennan Cos., Inc.	40,194	7,624,400
Mastercard, Inc., Cl. A	66,759	38,259,583
MetLife, Inc.	45,475	4,371,512
Moody’s Corp.	13,060	6,247,643
Morgan Stanley	102,378	21,542,379
MSCI, Inc.	5,975	3,419,134
Nasdaq, Inc.	35,343	3,328,957
Northern Trust Corp.	15,836	2,885,161
PayPal Holdings, Inc.	73,877	4,226,503
Principal Financial Group, Inc.	19,206	2,183,722
Prudential Financial, Inc.	29,780	3,635,542
Raymond James Financial, Inc.	15,662	2,756,199
Regions Financial Corp.	74,617	2,309,396
Robinhood Markets, Inc., Cl. A(a)	64,546	5,587,102
Rocket Companies, Inc., Cl. A(a),(b)	78,581	1,013,695
S&P Global, Inc.	25,100	10,339,443
SoFi Technologies, Inc.(a),(b)	105,839	1,726,234
State Street Corp.	23,819	4,386,507
Synchrony Financial	30,507	2,312,126
T. Rowe Price Group, Inc.	17,772	1,986,021
The Allstate Corp.	22,126	5,843,034
The Bank of New York Mellon Corp.(c)	57,540	8,995,228
The Carlyle Group, Inc.	19,589	901,486
The Charles Schwab Corp.	139,960	14,729,390
The Goldman Sachs Group, Inc.	24,882	25,339,331
The Hartford Insurance Group, Inc.	23,837	3,382,709
The PNC Financial Services Group, Inc.	34,068	8,512,571

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Financials — 12.2% (continued)
The Progressive Corp.	49,543	10,474,381
The Travelers Companies, Inc.	18,369	6,876,619
Toast, Inc., Cl. A(a)	42,743	1,379,317
TPG, Inc.	12,080	527,413
Tradeweb Markets, Inc., Cl. A	9,400	944,700
Truist Financial Corp.	104,555	5,420,131
U.S. Bancorp	127,503	8,033,964
Visa, Inc., Cl. A(b)	141,842	51,932,611
W. R. Berkley Corp.	25,000	1,813,500
Wells Fargo & Co.	260,530	22,522,818
Willis Towers Watson PLC	7,582	2,546,945
		665,368,890
Health Care — 9.2%
Abbott Laboratories	145,229	15,350,705
AbbVie, Inc.	149,142	37,425,694
Agilent Technologies, Inc.	23,383	3,235,506
Alnylam Pharmaceuticals, Inc.(a)	11,284	2,319,088
Amgen, Inc.	45,265	17,434,267
Becton Dickinson & Co.	24,016	3,977,530
Biogen, Inc.(a)	12,295	2,495,270
Boston Scientific Corp.(a)	123,246	5,759,286
Bristol-Myers Squibb Co.	172,308	11,253,436
Cardinal Health, Inc.	19,424	4,468,103
Cencora, Inc.	14,460	4,501,976
Centene Corp.(a)	40,391	2,513,128
CVS Health Corp.	106,735	11,146,336
Danaher Corp.	53,257	10,384,050
Dexcom, Inc.(a)	32,725	2,730,901
Edwards Lifesciences Corp.(a)	47,622	4,098,826
Elevance Health, Inc.	18,995	7,139,081
Eli Lilly & Co.	71,304	81,916,887
GE HealthCare Technologies, Inc.	38,581	2,624,280
Gilead Sciences, Inc.	104,037	13,546,658
HCA Healthcare, Inc.	13,621	5,483,678
Humana, Inc.	10,127	3,684,810
IDEXX Laboratories, Inc.(a)	6,642	3,713,343
Illumina, Inc.(a)	12,653	2,595,130
Incyte Corp.(a)	13,892	1,660,372
Insmed, Inc.(a)	17,548	1,730,233
Insulet Corp.(a)	5,732	947,786
Intuitive Surgical, Inc.(a)	30,025	10,608,733
IQVIA Holdings, Inc.(a)	14,509	3,409,905
Johnson & Johnson	203,478	52,161,585
Labcorp Holdings, Inc.	7,263	2,245,720
McKesson Corp.	10,313	8,829,887
Medline, Inc., Cl. A(a),(b)	25,532	1,002,897
Medtronic PLC	109,486	9,349,010
Merck & Co., Inc.	209,184	27,235,757
Mettler-Toledo International, Inc.(a)	1,653	2,341,144
Natera, Inc.(a)	11,523	3,085,398
Pfizer, Inc.	476,345	11,913,388

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Health Care — 9.2% (continued)
Quest Diagnostics, Inc.	9,574	2,230,838
Regeneron Pharmaceuticals, Inc.	8,507	6,487,693
ResMed, Inc.	12,366	2,608,979
Royalty Pharma PLC, Cl. A	32,556	1,902,247
STERIS PLC	8,758	2,000,327
Stryker Corp.	29,276	9,535,193
The Cigna Group	21,844	6,095,568
The Cooper Companies, Inc.(a)	16,763	1,212,300
Thermo Fisher Scientific, Inc.	31,346	18,002,008
United Therapeutics Corp.(a)	3,490	1,806,808
UnitedHealth Group, Inc.	76,661	31,768,318
Veeva Systems, Inc., Cl. A(a)	12,319	2,510,366
Vertex Pharmaceuticals, Inc.(a)	21,640	10,324,444
Waters Corp.(a)	8,357	3,153,180
West Pharmaceutical Services, Inc.	6,229	2,123,840
Zimmer Biomet Holdings, Inc.	17,261	1,621,326
Zoetis, Inc.	34,718	2,683,354
		502,386,573
Industrials — 8.9%
3M Co.	44,101	7,774,124
AerCap Holdings NV	13,823	2,085,891
AMETEK, Inc.	19,091	4,614,486
Automatic Data Processing, Inc.	33,552	8,940,266
Axon Enterprise, Inc.(a)	6,307	3,328,582
Bloom Energy Corp., Cl. A(a)	22,387	4,607,468
Broadridge Financial Solutions, Inc.	9,660	1,487,157
Carlisle Companies, Inc.	3,377	1,215,450
Carrier Global Corp.	65,068	4,021,853
Caterpillar, Inc.	39,419	32,118,995
Cintas Corp.	28,475	5,826,839
Comfort Systems USA, Inc.	2,955	5,111,234
Copart, Inc.(a)	73,555	2,141,922
CSX Corp.	156,702	7,897,781
Cummins, Inc.	11,670	7,401,114
Curtiss-Wright Corp.	3,019	2,185,756
Deere & Co.	20,954	12,418,807
Delta Air Lines, Inc.	55,741	4,873,993
Dover Corp.	11,190	2,289,698
DuPont de Nemours, Inc.	11,505	1,576,185
Eaton Corp. PLC	32,694	13,574,549
EMCOR Group, Inc.	3,819	3,045,385
Emerson Electric Co.	46,946	7,033,450
Equifax, Inc.	10,051	1,735,004
Expeditors International of Washington, Inc.	10,945	1,837,556
Fastenal Co.	97,080	4,631,687
FedEx Corp.	18,376	5,648,782
FedEx Freight Holding Co., Inc.(a)	9,188	1,291,190
Ferguson Enterprises, Inc.	15,836	3,710,850
Fortive Corp.	26,052	1,542,539
FTAI Aviation Ltd.	8,436	1,737,816
GE Vernova, Inc.	22,711	22,490,476

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Industrials — 8.9% (continued)
General Dynamics Corp.	18,661	7,155,001
General Electric Co.	88,264	31,781,219
HEICO Corp.	3,402	1,212,337
HEICO Corp., Cl. A	6,293	1,619,063
Honeywell Aerospace, Inc.(a)	26,846	5,550,142
Honeywell International, Inc.	26,846	6,524,920
Howmet Aerospace, Inc.	33,586	9,479,984
Hubbell, Inc.	4,467	2,110,881
Illinois Tool Works, Inc.	24,552	7,045,196
Ingersoll Rand, Inc.	31,888	2,658,821
J.B. Hunt Transport Services, Inc.	6,275	1,705,231
Jacobs Solutions, Inc.	9,929	1,339,720
Johnson Controls International PLC	51,135	7,499,459
L3Harris Technologies, Inc.	15,809	4,380,042
Leidos Holdings, Inc.	10,874	1,257,034
Lennox International, Inc.	2,710	1,127,035
Lockheed Martin Corp.	19,512	11,370,423
MasTec, Inc.(a)	5,438	1,430,738
Mobility Global, Inc.(a)	25,100	511,538
Norfolk Southern Corp.	18,740	6,286,895
Northrop Grumman Corp.	11,896	6,453,342
Old Dominion Freight Line, Inc.	15,230	3,230,892
Otis Worldwide Corp.	32,469	2,336,145
PACCAR, Inc.	44,006	5,838,716
Parker-Hannifin Corp.	10,788	10,534,806
Paychex, Inc.	27,320	3,192,069
Quanta Services, Inc.	12,525	8,358,684
Republic Services, Inc.	16,503	3,474,707
Rocket Lab Corp.(a)	45,275	2,940,611
Rockwell Automation, Inc.	9,402	4,513,712
Rollins, Inc.	26,237	996,219
RTX Corp.	113,546	24,437,370
Southwest Airlines Co.(b)	38,466	1,729,816
SS&C Technologies Holdings, Inc.	18,979	1,462,332
Sunbelt Rentals Holdings, Inc.	33,463	2,406,659
Symbotic, Inc.(a)	5,171	222,612
The Boeing Company(a)	63,838	13,797,945
Trane Technologies PLC	18,633	8,477,083
TransDigm Group, Inc.	4,657	5,841,648
Uber Technologies, Inc.(a)	167,120	11,758,563
Union Pacific Corp.	50,308	14,696,476
United Airlines Holdings, Inc.(a)	27,304	3,312,794
United Parcel Service, Inc., Cl. B	62,915	6,557,001
United Rentals, Inc.	5,272	5,689,859
Veralto Corp.	20,337	1,915,135
Verisk Analytics, Inc.	11,842	2,307,414
Vertiv Holdings Co., Cl. A	29,217	7,057,951
W.W. Grainger, Inc.	3,638	5,028,516
Waste Management, Inc.	34,099	7,725,128
Watsco, Inc.	3,090	955,737
Westinghouse Air Brake Technologies Corp.	14,436	4,198,855

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Industrials — 8.9% (continued)
Woodward, Inc.	4,704	1,696,968
XPO, Inc.(a)	9,961	2,001,862
Xylem, Inc.	20,860	2,439,994
		489,830,185
Information Technology — 36.2%
Accenture PLC, Cl. A	52,628	8,732,038
Adobe, Inc.(a)	33,410	8,366,198
Advanced Micro Devices, Inc.(a)	136,614	65,048,756
Amdocs Ltd.	9,628	536,472
Amphenol Corp., Cl. A	102,511	16,473,518
Analog Devices, Inc.	41,247	15,154,560
Apple, Inc.	1,206,455	372,686,014
Applied Materials, Inc.	66,848	33,936,724
Arista Networks, Inc.(a)	87,651	15,807,858
Astera Labs, Inc.(a)	10,957	3,410,147
Atlassian Corp., Cl. A(a)	13,166	1,329,964
Autodesk, Inc.(a)	17,988	4,212,790
Broadcom, Inc.	391,625	152,451,780
Cadence Design Systems, Inc.(a)	23,282	7,916,346
CDW Corp.	10,206	1,508,549
Ciena Corp.(a)	11,757	4,432,977
Circle Internet Group, Inc.(a)	16,721	1,046,902
Cisco Systems, Inc.	334,728	38,825,101
Cloudflare, Inc., Cl. A(a)	26,555	7,408,314
Cognizant Technology Solutions Corp., Cl. A	40,656	2,250,310
Coherent Corp.(a)	16,016	4,210,446
CoreWeave, Inc., Cl. A(a)	21,519	1,544,419
Corning, Inc.	65,261	9,022,333
Credo Technology Group Holding Ltd.(a)	13,510	2,796,435
CrowdStrike Holdings, Inc., Cl. A(a)	83,824	15,998,649
Datadog, Inc., Cl. A(a)	26,837	7,191,511
Dell Technologies, Inc., Cl. C	23,703	9,608,485
Entegris, Inc.	13,383	1,593,246
Everpure, Inc., Cl. A(a)	27,094	2,090,844
Fabrinet(a)	2,942	1,280,976
Fair Isaac Corp.(a)	1,981	2,224,604
First Solar, Inc.(a)	8,774	1,851,577
Flex Ltd.(a)	31,403	3,572,091
Fortinet, Inc.(a)	52,794	8,549,988
GLOBALFOUNDRIES, Inc.	5,933	296,591
Hewlett Packard Enterprise Co.	111,462	5,339,030
HP, Inc.(b)	78,635	2,144,377
Intel Corp.(a)	373,586	33,697,457
International Business Machines Corp.	78,958	17,658,957
Intuit, Inc.	22,463	7,099,880
Jabil, Inc.	8,770	2,762,989
Keysight Technologies, Inc.(a)	14,299	4,562,525
KLA Corp.	111,089	20,309,291
Lam Research Corp.	105,151	30,811,346
Lumentum Holdings, Inc.(a)	6,060	4,326,476
Marvell Technology, Inc.	74,120	13,901,947

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Information Technology — 36.2% (continued)
Microchip Technology, Inc.	44,328	3,293,127
Micron Technology, Inc.	94,961	78,155,752
Microsoft Corp.	618,824	287,579,889
MongoDB, Inc.(a)	6,845	2,310,051
Monolithic Power Systems, Inc.	3,946	5,627,114
Motorola Solutions, Inc.	13,839	6,030,344
NetApp, Inc.	16,484	2,942,394
NVIDIA Corp.	1,971,130	395,704,348
NXP Semiconductors NV	21,574	4,943,898
ON Semiconductor Corp.(a)	33,570	2,739,648
Oracle Corp.	141,393	18,362,709
Palantir Technologies, Inc., Cl. A(a)	178,538	21,970,886
Palo Alto Networks, Inc.(a)	68,652	22,780,793
PTC, Inc.(a)	9,342	1,281,722
Qnity Electronics, Inc.	17,249	2,262,724
QUALCOMM, Inc.	90,328	13,333,316
Roper Technologies, Inc.	8,856	3,471,286
Salesforce, Inc.	75,117	13,823,030
Samsara, Inc., Cl. A(a)	29,817	1,111,280
Sandisk Corp.(a)	11,587	14,076,235
Seagate Technology Holdings PLC	18,424	15,773,339
ServiceNow, Inc.(a)	88,451	9,838,405
Snowflake, Inc.(a)	28,055	8,227,970
Strategy, Inc., Cl. A(a)	27,828	2,595,796
Super Micro Computer, Inc.(a),(b)	42,798	1,215,463
Synopsys, Inc.(a)	16,136	6,273,031
TE Connectivity PLC	24,790	5,099,055
Teledyne Technologies, Inc.(a)	3,904	2,559,345
Teradyne, Inc.	13,454	4,946,901
Texas Instruments, Inc.	76,398	21,065,985
Trimble, Inc.(a)	19,080	1,079,546
Tyler Technologies, Inc.(a)	3,560	1,102,176
Ubiquiti, Inc.	412	229,286
VeriSign, Inc.	6,602	1,914,712
Western Digital Corp.	28,552	15,556,272
Workday, Inc., Cl. A(a),(b)	18,582	2,979,438
Zoom Communications, Inc.(a)	22,618	2,172,911
Zscaler, Inc.(a)	8,242	1,246,190
		1,981,658,155
Materials — 1.8%
Air Products and Chemicals, Inc.	18,496	5,454,285
Amcor PLC	36,528	1,639,377
Amrize Ltd.	41,228	2,016,462
Anglogold Ashanti PLC	42,350	3,359,202
Corteva, Inc.	57,126	4,496,387
CRH PLC	56,324	5,351,343
Dow, Inc.	60,220	1,824,064
Ecolab, Inc.	20,890	5,799,691
Freeport-McMoRan, Inc.	121,068	7,582,489
International Flavors & Fragrances, Inc.	21,517	1,704,577
International Paper Co.	43,506	1,776,350

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Materials — 1.8% (continued)
Linde PLC	38,947	18,631,466
LyondellBasell Industries NV, Cl. A	21,893	1,359,117
Martin Marietta Materials, Inc.	5,156	2,707,622
Newmont Corp.	91,999	8,621,226
Nucor Corp.	19,611	5,045,714
Packaging Corp. of America	7,733	1,901,081
PPG Industries, Inc.	18,849	2,083,192
Reliance, Inc.	4,402	1,787,652
Royal Gold, Inc.	6,538	1,296,812
Smurfit Westrock PLC	42,704	1,963,103
Southern Copper Corp.	8,081	1,476,480
Steel Dynamics, Inc.	11,386	2,860,846
The Sherwin-Williams Company	19,360	6,598,856
Vulcan Materials Co.	11,318	3,039,675
		100,377,069
Real Estate — 1.7%
American Tower Corp.(d)	38,759	6,719,260
AvalonBay Communities, Inc.(d)	12,083	2,242,726
CBRE Group, Inc., Cl. A(a)	25,563	3,752,904
CoStar Group, Inc.(a)	35,054	1,008,153
Crown Castle, Inc.(d)	36,739	2,803,186
Digital Realty Trust, Inc.(d)	29,319	5,527,218
Equinix, Inc.(d)	8,340	8,500,795
Equity Residential(d)	29,790	1,979,546
Essex Property Trust, Inc.(d)	5,587	1,587,490
Extra Space Storage, Inc.(d)	17,689	2,618,680
Invitation Homes, Inc.(d)	47,111	1,400,139
Iron Mountain, Inc.(d)	24,667	3,017,268
Mid-America Apartment Communities, Inc.(d)	10,066	1,332,134
Prologis, Inc.(d)	77,903	11,265,553
Public Storage(d)	13,349	4,327,345
Realty Income Corp.(d)	79,115	5,053,075
SBA Communications Corp.(d)	8,755	1,584,480
Simon Property Group, Inc.(d)	27,533	6,315,244
Sun Communities, Inc.(d)	11,030	1,361,984
Ventas, Inc.(d)	40,232	3,762,094
VICI Properties, Inc.(d)	91,906	2,421,723
Welltower, Inc.(d)	58,560	13,728,806
Weyerhaeuser Co.(d)	60,216	1,507,207
		93,817,010
Utilities — 2.1%
Alliant Energy Corp.(b)	21,193	1,500,041
Ameren Corp.	22,762	2,494,943
American Electric Power Co., Inc.	45,496	5,816,664
American Water Works Co., Inc.	17,131	2,298,466
Atmos Energy Corp.	13,761	2,377,626
CenterPoint Energy, Inc.	55,440	2,330,698
CMS Energy Corp.	25,360	1,825,666
Consolidated Edison, Inc.	30,677	3,339,191
Constellation Energy Corp.	24,655	6,478,101
Dominion Energy, Inc.(b)	73,815	5,105,784

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Utilities — 2.1% (continued)
DTE Energy Co.	17,930	2,543,729
Duke Energy Corp.	65,958	8,273,112
Edison International	31,092	2,281,220
Entergy Corp.	38,096	4,099,891
Evergy, Inc.	18,788	1,559,592
Eversource Energy	32,529	2,328,751
Exelon Corp.	84,731	3,882,374
FirstEnergy Corp.	47,693	2,304,049
NextEra Energy, Inc.	176,665	15,355,722
NiSource, Inc.	40,027	1,778,400
NRG Energy, Inc.	17,754	2,384,185
PG&E Corp.	183,545	3,190,012
PPL Corp.	65,082	2,291,537
Public Service Enterprise Group, Inc.	42,210	3,236,663
Sempra	55,290	4,895,929
The Southern Company	93,210	8,812,073
Vistra Corp.	27,683	4,102,344
WEC Energy Group, Inc.	27,190	2,975,130
Xcel Energy, Inc.	51,397	4,019,245
		113,881,138
Total Equity Securities - Common Stocks (cost $4,712,293,642)		5,466,860,832

Number of Rights
Rights — .0%
Financials — .0%
TPG, Inc., CVR(a) (cost $0)	160	0

	1-Day Yield (%)	Shares
Investment Companies — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $2,122,652)	3.64	2,122,652	2,122,652
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $5,258)	3.64	5,258	5,258
Total Investments (cost $4,714,421,552)		99.9%	5,468,988,742
Cash and Receivables (Net)		.1%	2,894,348
Net Assets		100.0%	5,471,883,090

CVR—Contingent Value Right

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $29,877,546 and the value of the collateral was
$30,906,922, consisting of cash collateral of $5,258 and U.S. Government & Agency securities valued at $30,901,664.  In addition, the value of collateral may include pending sales that are also on loan.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)	Investment in real estate investment trust within the United States.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
S&P 500 E-mini	12	9/18/2026	4,517,412	4,511,550	(5,862)
Gross Unrealized Depreciation					(5,862)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon US Large Cap Core Equity ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	5,466,860,832	—	—	5,466,860,832
Rights	—	0	—	0
Investment Companies	2,127,910	—	—	2,127,910
	5,468,988,742	0	—	5,468,988,742
Liabilities ($)
Other Financial Instruments:
Futures††	(5,862)	—	—	(5,862)
	(5,862)	—	—	(5,862)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $754,561,328, consisting of $979,537,844 gross unrealized appreciation and $224,976,516 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.